Average Annual Total Returns{- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund Retail PRO-07 - Fidelity International Real Estate Fund	Fidelity International Real Estate Fund Return Before Taxes Past 1 year	Fidelity International Real Estate Fund Return Before Taxes Past 5 years	Fidelity International Real Estate Fund Return Before Taxes Past 10 years	Fidelity International Real Estate Fund After Taxes on Distributions Past 1 year	Fidelity International Real Estate Fund After Taxes on Distributions Past 5 years	Fidelity International Real Estate Fund After Taxes on Distributions Past 10 years	Fidelity International Real Estate Fund After Taxes on Distributions and Sales Past 1 year	Fidelity International Real Estate Fund After Taxes on Distributions and Sales Past 5 years	Fidelity International Real Estate Fund After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years	RT004 Past 1 year	RT004 Past 5 years	RT004 Past 10 years
Total	27.92%	8.79%	8.66%	25.75%	7.65%	7.17%	16.97%	6.53%	6.37%	22.29%	5.88%	5.67%	21.39%	6.43%	7.32%